Investment Strategy - KraneShares Actuator ETF	Sep. 21, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the publicly-traded and privately offered securities of Actuator companies and other instruments that provide economic exposure to such securities, including swaps. For purposes of this 80% policy, derivatives, such as options, futures and swap contracts, on the securities of Actuator companies will be counted at notional value.

The Fund defines publicly-traded “Actuator” companies as those that derive at least 50% of their annual revenues, gross profits, or revenue growth contribution from the development, manufacturing, or sale of one or more of the following:

(1)	Precision gears, drives, and linear motion parts. Components that transmit and convert motion with high accuracy for use in robotic joints, robotic hands, and precision automation systems;

(2)	Motors, motor drives, and power electronics. Electric motors designed for precise motion control, the drives and amplifiers that command them, and the underlying power electronics;

(3)	Integrated joint modules and smart actuators. Self-contained robotic joint units that package together a motor, gear reducer, position sensor, brake, driver electronics, and/or cooling system into a single assembly;

(4)	Sensors, feedback devices, and motion-control systems. Position and force sensors used to monitor and adjust movement in real time, including the control software, calibration routines, and embedded firmware that govern how actuators perform;

(5)	Precision bearings, manufacturing tools, and testing equipment. Specialized bearings used inside gear reducers and joint modules, together with the machine tools used to cut and finish precision gears and the test systems used to measure torque, durability, and accuracy during production and qualification of reducers, motors, and actuators; and

(6)	Critical materials. Raw materials essential to producing precision motors and actuators, including rare earth permanent magnets and the rare earth elements from which they are made.

The following China-related securities may represent investments of the Fund:

●	China A-Shares, which are shares of companies incorporated in mainland China that are traded on the Chinese exchanges and denominated in domestic renminbi. China A-Shares are primarily purchased and sold in the domestic Chinese market. To the extent the Fund invests in China A-Shares, it expects to do so through the trading and clearing facilities of a participating exchange located outside of mainland China (“Stock Connect Programs”). A Qualified Foreign Investor (“QFI”) license may also be acquired to invest directly in China A-Shares;

●	China B-Shares, which are shares of companies listed on the Shanghai or Shenzhen Stock Exchange but quoted and traded in foreign currencies (such as Hong Kong Dollars or U.S. Dollars), which were primarily created for trading by foreign investors;

●	China H-Shares, which are shares of companies incorporated in mainland China and listed on the Hong Kong Stock Exchange (“H-Shares”), where they are traded in Hong Kong dollars and may be traded by foreign investors;

●	China N-Shares, which are shares of companies with business operations in mainland China and listed on an American stock exchange, such as NYSE or NASDAQ (“N-Shares”);

●	P-Chips, which are shares of private sector companies with a majority of their business operations in mainland China and controlling private Chinese shareholders, which are incorporated outside of mainland China and traded on the Hong Kong Stock Exchange in Hong Kong dollars;

●	Red Chips, which are shares of companies with a majority of their business operations in mainland China and controlled by the central, provincial or municipal governments of the PRC, whose shares are traded on the Hong Kong Stock Exchange in Hong Kong dollars;

●	S-Chips, which are shares of companies with business operations in mainland China and listed on the Singapore Exchange. S-Chip shares are issued by companies incorporated anywhere, but many are registered in Singapore, the British Virgin Islands, the Cayman Islands, or Bermuda.

The Fund is actively managed and intends to invest approximately 10% of net assets, as measured at the time of investment, directly or indirectly in (including through investment companies and special purpose vehicles (collectively, “SPVs”) that provide exposure to) privately offered securities. In selecting securities of private Actuator companies, whether investing directly or through SPVs, the Adviser looks for companies that may be preparing for an initial public offering or are in earlier stages of development, but positioned to qualify as a publicly-traded Actuator company once their shares reach public markets.

The Adviser will select the Fund’s investments using internal research and analysis based on company disclosure (such as annual reports, regulatory filings, investor presentations, capital markets materials, and earnings transcripts) as well as other publicly available information, including industry publications, scientific literature, sell-side research, and proprietary data sources.

The Fund’s portfolio generally is expected to consist of more than 15 companies but not more than 100 companies.

The Fund may invest in publicly-traded equity securities and depositary receipts of any market capitalization, derivative instruments (including swaps and futures), spot currencies and currency forwards (including for hedging), other investment companies (including exchange traded funds or “ETFs”) and cash or cash equivalents (including money market funds). The Fund primarily will invest in companies that have a market capitalization of at least $100 million and a three-month average daily traded value of at least $500,000. Certain investment companies in which the Fund may invest may be advised, sponsored or otherwise serviced by Krane and/or its affiliates.

The Fund is non-diversified and will concentrate (i.e., invest more than 25% of its total assets) its investments in the information technology and industrial sectors.

The Fund may engage in securities lending.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the publicly-traded and privately offered securities of Actuator companies and other instruments that provide economic exposure to such securities, including swaps. For purposes of this 80% policy, derivatives, such as options, futures and swap contracts, on the securities of Actuator companies will be counted at notional value.
Strategy Portfolio Concentration [Text]	The Fund is non-diversified and will concentrate (i.e., invest more than 25% of its total assets) its investments in the information technology and industrial sectors.